COMMON STOCK (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 20, 2012	Jun. 10, 2012	May 10, 2012
Notes to Financial Statements
Proceeds				$ 155,000
Sale of restricted common stock				4,650,000
Common stock were sold for:				$ 0.0333
Issuance of restricted common stock pursuant to Consulting Agreement		500,000	1,500,000
Consultant received:			10,000
Consultant will be compensated a percentage of			0.5
Value of shares			50,000
Price per share			$ 0.0333
Company expensed	6,250
Common stock issued for services			1,851,000
Common stock issued to its CFO			366,000
Shares issued for legal services			750,000
Shares issued for office administration services to Michele Friedman			735,000
Stock based compensation	$ 61,700
Common stock dividend shares	12,000,000
Common stock issued and outstanding		$ 18,000,000
Shares of restricted common stock for patent rights		100,000
Shares of restricted common stock for cash		400,000